Property and Equipment (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expense
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 219,705	$ 194,174